Subsequent events (Details) - Feb. 09, 2018 € in Millions, $ in Millions	USD ($)	EUR (€)
Clinical support agreement | Foundation Fighting Blindness | Entering into partnership | Forecast
Subsequent events
Contribution to support clinical development	$ 7.5	€ 6.3